UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported): February 10, 2014
__________________________________________

RESIDENTIAL MORTGAGE LOAN TRUST 2013-LP2 L.P.
(Exact name of securitizer as specified in its charter)
__________________________________________

None                                                                                                                          0001599144
(Commission File Number of securitizer)                                                                     (Central Index Key Number of securitizer)

Andrew Dominus, (212) 850-9029
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RESIDENTIAL MORTGAGE LOAN TRUST 2013-LP2 L.P. (Securitizer)
Date: February 10, 2014
By: SEER CAPITAL HOLDINGS II LLC, its general partner By: /s/ Richard D’Albert Name: Richard D’Albert Title: Vice President